SCHEDULE IV – CONSOLIDATED REINSURANCE	12 Months Ended
Dec. 31, 2022
SCHEDULE IV – CONSOLIDATED REINSURANCE [Abstract]
SCHEDULE IV – CONSOLIDATED REINSURANCE	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SCHEDULE IV – CONSOLIDATED REINSURANCE

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
		Ceded	Assumed		Percentage
		to	from		of Amount
	Gross	Other	Other	Net	Assumed
Description	Amount	Companies	Companies	Amount	to Net

	As of or For the Year Ended December 31, 2022
Individual life insurance in-force (1)	$1,997,539	$848,979	$9,010	$1,157,570	0.8%
Premiums:
Life insurance and annuities (2)	10,236	2,336	98	7,998	1.2%
Accident and health insurance	3,243	38	4	3,209	0.1%
Total premiums	$13,479	$2,374	$102	$11,207

	As of or For the Year Ended December 31, 2021
Individual life insurance in-force (1)	$1,808,596	$789,638	$10,651	$1,029,609	1.0%
Premiums:
Life insurance and annuities (2)	10,227	2,208	91	8,110	1.1%
Accident and health insurance	3,050	41	6	3,015	0.2%
Total premiums	$13,277	$2,249	$97	$11,125

	As of or For the Year Ended December 31, 2020
Individual life insurance in-force (1)	$1,611,276	$684,067	$11,141	$938,350	1.2%
Premiums:
Life insurance and annuities (2)	10,329	1,977	94	8,446	1.1%
Accident and health insurance	2,830	41	7	2,796	0.3%
Total premiums	$13,159	$2,018	$101	$11,242

(1)Includes Group Protection segment and Other Operations in-force amounts.

(2)Includes insurance fees on universal life and other interest-sensitive products.